Segment Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2024 entity
Disclosure of operating segments [line items]
Research and development expenses	$ 69,454	$ 96,235	$ 152,433
Seaport
Disclosure of operating segments [line items]
Research and development expenses	$ 5,061	8,843
Wholly-Owned Programs
Disclosure of operating segments [line items]
Number of reportable segments | segment	1
Research and development expenses	$ 56,849	87,069	109,201
Controlled founded entities
Disclosure of operating segments [line items]
Number of reportable segments | segment	1
Research and development expenses	$ 672	$ 672	$ 1,051
Establishment of new entities
Disclosure of operating segments [line items]
Number of entities established | entity				2